Debt - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended
	Nov. 30, 2011 USD ($)	Nov. 30, 2010 USD ($)		Nov. 30, 2011 Revolving Credit Facility USD ($)	Nov. 30, 2011 Revolving Credit Facility Main Credit Facility USD ($) Year	Nov. 30, 2011 Revolving Credit Facility Main Credit Facility Termination USD ($)	Nov. 30, 2011 Revolving Credit Facility Main Credit Facility U.S Dollar Denominated Debt USD ($)	Nov. 30, 2011 Revolving Credit Facility Main Credit Facility U.S Dollar Denominated Debt Termination USD ($)	Nov. 30, 2011 Revolving Credit Facility Main Credit Facility Euro Denominated EUR (€)	Nov. 30, 2011 Revolving Credit Facility Main Credit Facility Euro Denominated Termination EUR (€)	Nov. 30, 2011 Revolving Credit Facility Main Credit Facility Sterling Denominated Debt GBP (£)	Nov. 30, 2011 Revolving Credit Facility Main Credit Facility Sterling Denominated Debt Termination GBP (£)	Nov. 30, 2011 Revolving Credit Facility Main Credit Facility Utilization of One Third of Available Line of Credit Facility	Nov. 30, 2011 Revolving Credit Facility Main Credit Facility Utilization of Two Third of Available Line of Credit Facility	Nov. 30, 2011 Revolving Credit Facility Backup Liquidity USD ($)
Debt Instrument [Line Items]
Line of credit maturity period	12 years
Debt Instrument, Maturity Years					5
Unsecured Long-Term Debt	$ 9,069 [1]	$ 8,293	[1]		$ 2,500	$ 2,000	$ 1,600	$ 1,200	€ 450	€ 400	£ 150	£ 200
Interest rate at facility DebtInstrumentInterestRateTerms LIBOR/EURIBOR plus a margin of 65 bps					LIBOR/EURIBOR plus a margin of 65 bps
Debt Instrument, Basis Spread on Variable Rate					0.65%
Commitment fee on undrawn facility					35.00%
Utilization fee on the total amount outstanding													0.15%	0.30%
Line of credit facility available amount				$ 2,400											$ 161
Debt instrument maturity year															2015

[1]	All interest rates are as of the latest balance sheet date for which there is an outstanding debt balance. The debt table does not include the impact of our foreign currency and interest rate swaps. At November 30, 2011, 56%, 41% and 3% (60%, 37% and 3% at November 30, 2010) of our debt was U.S. dollar, euro and sterling-denominated, respectively, including the effect of foreign currency swaps. Substantially all of our debt agreements, including our main revolving credit facility, contain one or more financial covenants that require us, among other things, to maintain minimum debt service coverage and minimum shareholders' equity and to limit our debt to capital and debt to equity ratios and the amounts of our secured assets and secured and other indebtedness. Generally, if an event of default under any debt agreement occurs, then pursuant to cross default acceleration clauses, substantially all of our outstanding debt and derivative contract payables (see Note 10) could become due, and all debt and derivative contracts could be terminated. At November 30, 2011, we believe we were in compliance with all of our debt covenants.